Acquisitions and Other - Narrative (Details) - CAD ($) $ in Millions	Oct. 17, 2019	Dec. 19, 2018	Oct. 03, 2017	Dec. 31, 2019	Dec. 17, 2019	Jul. 01, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Goodwill				$ 5,832			$ 5,412
Bentall Kennedy
Disclosure of detailed information about business combination [line items]
Fair value of consideration transferred						$ 219
Percentage of voting shares of certain legal entities acquired						44.00%
BGO
Disclosure of detailed information about business combination [line items]
Fair value of consideration transferred						$ 411
Cash transferred						$ 192
Percentage of voting shares of certain legal entities acquired						56.00%
Intangible assets						$ 238
Non-controlling interest in acquiree recognised at acquisition date						339
Deferred tax liabilities recognised as of acquisition date						48
GreenOak
Disclosure of detailed information about business combination [line items]
Rights to entity earnings, term		8 years 6 months
FWD
Disclosure of detailed information about business combination [line items]
Fair value of consideration transferred			$ 105
Distribution agreement, term			15 years
TPBank
Disclosure of detailed information about business combination [line items]
Fair value of consideration transferred	$ 107
Useful life of intangible assets	15 years
Bancassurance partnership, term	15 years
InfraRed
Disclosure of detailed information about business combination [line items]
Percentage of voting shares of certain legal entities acquired					80.00%
Put option liability | BGO
Disclosure of detailed information about business combination [line items]
Financial liabilities recognised as of acquisition date						951
Put option liability | Additional components
Disclosure of detailed information about business combination [line items]
Financial liabilities recognised as of acquisition date						951
Deferred payments liability | BGO
Disclosure of detailed information about business combination [line items]
Financial liabilities recognised as of acquisition date						467
Deferred payments liability | Additional components
Disclosure of detailed information about business combination [line items]
Financial liabilities recognised as of acquisition date						$ 467
BGO | GreenOak
Disclosure of detailed information about business combination [line items]
Percentage of voting shares of certain legal entities acquired						75.00%